Post employment benefits - Balance sheet analysis of post employment plans (Details) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022 [1]
Disclosure of defined benefit plans [line items]
Non-current assets	$ 1,146	$ 1,210	[1]	$ 1,878
Non-current liabilities	(429)	(471)	[1]	$ (486)
Surplus restriction	4	9
Funded plans
Disclosure of defined benefit plans [line items]
Non-current assets	1,146	1,210
Non-current liabilities	(152)	(167)
Unfunded plans
Disclosure of defined benefit plans [line items]
Non-current liabilities	$ (277)	$ (304)

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.